Company Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Segment mi	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment
Accounting Policies [Abstract]
Distance of principal manufacturing and design operations Shenzhen	30
Number of reportable segments		1	2	2